LIBERTY MIDCAP
                                   GROWTH FUND

                                  Annual Report
                               September 30, 2002



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


 President's Message

[photo of Keith T. Banks]


Dear Shareholder:
Investors hardly need to be reminded of the dismal showing from the US stock market during the past 12 months. Not since the 1970s have all major market indexes produced such disappointing returns. A lack of confidence in the equity markets combined with a growing uncertainty about the US economy brought prices down in all segments of the US stock market, but growth stocks were particularly hard hit. Many investors have recently turned to the fixed-income markets for the lower risk they have historically offered in turbulent times.

Although it is difficult to hold onto an investment that has lost value, it is important to remember that investing is a long-term proposition. Although past performance is no guarantee of future returns, it is worth remembering that the long-term direction of the market has been upward despite recessions, wars and other events that have interrupted its progress.

In the report that follows, portfolio manager Rick Johnson discusses the events of the period in more detail and the strategies that have been employed to manage the fund. We hope that you will read on and that you will discuss any questions you have with your financial advisor. As always, thank you for choosing Liberty funds to help you reach your long-term financial goals.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President



Net asset value per share as of  9/30/02 ($)
         Class A                7.79
         Class B                7.66
         Class C                7.65
         Class Z                7.81


             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE


Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

 Performance Information

Performance of a $10,000 investment
6/30/97 - 9/30/02  ($)

            without sales with sales
               charge       charge
----------------------------------------
 Class A        9,495        8,949
----------------------------------------
 Class B        9,339        9,262
----------------------------------------
 Class C        9,327        9,327
----------------------------------------
 Class Z        9,520         n/a
----------------------------------------

Value of a $10,000 investment
6/30/97 - 9/30/02

[mountain chart data]:


                   Class A shares       Class A shares       S&P MidCap
             without sales charge    with sales charge        400 Index

                          $10,000              $10,000          $ 9,425
                           10,990               10,470            9,868
                           10,977               10,220            9,632
                           11,608               10,770           10,150
                           11,103               10,469            9,867
                           11,267               10,599            9,989
                           11,705               10,959           10,329
                           11,482               10,909           10,282
                           12,433               11,889           11,205
                           12,994               12,659           11,931
                           13,231               12,639           11,912
                           12,636               11,999           11,309
                           12,716               12,749           12,016
                           12,222               12,089           11,394
                            9,948                9,529            8,982
                           10,876               10,409            9,811
                           11,848               10,639           10,027
                           12,439               11,389           10,734
                           13,942               12,629           11,903
                           13,400               12,640           11,913
                           12,697               11,479           10,819
                           13,052               11,999           11,309
                           14,082               12,239           11,535
                           14,142               11,939           11,253
                           14,899               12,909           12,167
                           14,583               12,749           12,016
                           14,083               12,739           12,006
                           13,647               12,508           11,789
                           14,343               13,028           12,279
                           15,097               14,248           13,429
                           15,993               18,025           16,988
                           15,542               17,396           16,396
                           16,630               21,273           20,050
                           18,022               20,999           19,791
                           17,393               18,359           17,304
                           17,176               16,665           15,707
                           17,428               18,390           17,332
                           17,704               18,491           17,428
                           19,681               19,759           18,623
                           19,547               19,490           18,370
                           18,885               18,124           17,082
                           17,459               14,722           13,876
                           18,794               15,491           14,600
                           19,214               16,563           15,610
                           18,116               14,320           13,497
                           16,770               12,564           11,842
                           18,620               13,844           13,048
                           19,054               13,917           13,117
                           18,978               13,881           13,083
                           18,695               12,881           12,141
                           18,084               11,955           11,268
                           15,834                9,993            9,419
                           16,534               10,188            9,602
                           17,764               11,370           10,716
                           18,682               11,979           11,291
                           18,585               11,833           11,153
                           18,608               11,407           10,751
                           19,938               12,115           11,418
                           19,844               11,980           11,291
                           19,509               11,761           11,085
                           18,081               11,066           10,430
                           16,327                9,920            9,350
                           16,410                9,810            9,246
                           15,088                9,495            8,949


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made on June 30, 1997, and reinvestment of income and capital gains distributions. The S&P MidCap 400 Index is an unmanaged group of middle capitalization stocks that differs from the composition of the fund. Unlike the fund, indexes are not investments, do not incur fees and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index.



Average annual total return as of 9/30/02 (%)
Share class                        A                          B                           C                     Z
Inception                       7/31/00                    7/31/00                     7/31/00               7/31/00
--------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
--------------------------------------------------------------------------------------------------------------------
1-year                   -5.00        -10.46         -5.90        -10.60         -5.90          -6.85         -4.99
--------------------------------------------------------------------------------------------------------------------
5-year                   -2.49         -3.64         -2.81         -3.13         -2.84          -2.84         -2.44
--------------------------------------------------------------------------------------------------------------------
Life                     -0.98         -2.09         -1.29         -1.45         -1.32          -1.32         -0.93


Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance reflects any voluntary waivers or reimbursements of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charge and fees associated with each class.

Class A, B C and Z share (newer class shares) performance information includes returns of the fund's class S shares (the oldest existing fund class) for periods prior to the inception dates of the newer class shares. These class S share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fee) between class S shares and newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception date of class A, B and C shares would have been lower.

 Portfolio Manager's Report


Top 10 holdings as of  9/30/02 (%)

AmerisourceBergen Corp.            3.6
HCA, Inc.                          3.2
Cox Radio, Inc. Class A            3.1
Intuit, Inc.                       3.1
Apache Corp.                       3.0
Caremark Rx, Inc.                  3.0
Education Management Corp.         3.0
Ambac Financial Group, Inc.        2.7
Bed Bath & Beyond, Inc.            2.2
Brinker International, Inc.        2.1

Holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to hold these securities in the future.

Bought
--------------------------------------------------------------------------------

CAREMARK RX, INC.
We invested in Caremark (3.0% of net assets), a leading pharmacy benefit manager, which helps control drug costs for insurance companies and self-insured corporations. The company's revenues and margins have increased. It has focused on debt reduction and repurchased its own shares when prices fell during the summer. The stock has since moved up strongly.


Sold
--------------------------------------------------------------------------------

KOHL'S CORP.
The fund made money on its investment in Kohl's Corp., a leading specialty department store. However, as the stock began to look expensive and American consumers appeared to be "spent out," we reduced our exposure to Kohl's Corp. (now 0.5% of net assets). The decision was well-timed as its stock price declined sharply near the end of the period.




For the 12-month period that ended September 30, 2002, Liberty Midcap Growth Fund class A shares returned negative 5.00% without a sales charge. The fund performed in line with the S&P MidCap 400 Index, which returned negative 4.70%. However it significantly outperformed its peer group, the Morningstar(R) MidCap Funds Growth category,1 which returned negative 16.90% for the same period. Two factors accounted for the fund's strong performance relative to its peer group: its light exposure to technology, one of the year's worst performing sectors, and an emphasis on consumer-related stocks, which did well as consumer spending continued to buoy an otherwise lackluster economy.

LIGHT TECHNOLOGY EXPOSURE HELPED FUND AVOID
SEVERE DECLINE

The fund's light technology exposure hurt relative performance in the first quarter of the period, because the sector got a lift off the market bottom after September 11. However, in 2002 capital spending continued to be the weakest segment of the US economy. Many major technology companies fell short of their revenue and earnings targets. As a result, some of the fund's biggest disappointments were in the technology sector, from companies such as Jabil Circuit, Inc. (0.4% of net assets)2 and Flextronics. Both companies are contract manufacturers of technology components and experienced revenue declines of 70% or more. Despite the poor performance of these holdings, the fund's underweight in technology helped relative performance for the period. Flextronics was eliminated at the end of the period.


--------------
1 (C)2002 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.
2    Holdings are disclosed as of September 30, 2002 and are subject to change.

FOCUS ON CONSUMER STOCKS WAS WELL TIMED
In contrast to the business segment of the economy, the consumer segment did well. Consumers bought autos and homes in record number and used their larger paychecks to shop at the mall. As a result, our investments in retailers such as Kohl's, Bed Bath & Beyond Inc., Williams Sonoma, and Tiffany's (0.5%, 2.2%, 1.0% and 0.4% of net assets, respectively) aided performance. Our investment in Harley-Davidson (1.1 % of net assets), the premier brand in motorcycles, and in Education Management Corp. (3.0% of net assets), a leader in education services, also did well.

Not only did these stocks help performance, but also in several instances, our decision to cut back our positions and take profits was well timed. For example, we reduced our exposure to Kohl's because we believed the stock was vulnerable to bad news after its price climbed above $70 per share. We sold shares of our investment in Tiffany's at a profit. We also significantly reduced our position in Harley Davidson because we believe that supply is starting to catch up with demand and although the stock has appreciated since we bought it, its relative performance has started to fade.

OTHER POSITIVE PERFORMERS
The fund's investments in health care and in insurance in the financial services sector were also good relative performers during the period. HMOs and hospitals have been able to raise prices in an environment where few other industries have had that advantage. Higher insurance prices also resulted from the events of September 11, and that benefited our investment in property/casualty insurers and insurance brokers. A decision to add to the fund's media position was also a net positive for the fund. Although the stocks were hurt just after September 11, they were helped by a recovering economy, despite its tepid pace.

LOOKING AHEAD
Although we expected to add to the fund's technology exposure near the end of the period, that strategy has been delayed. We will continue to monitor the sector for signs that business spending is picking up and will begin to increase our weighting when that occurs. However, the market remains clouded by uncertainty about the economy and pending military action in Iraq. We believe that uncertainty needs to be resolved before traditional growth sectors, such as technology, have the potential to grow again.

/s/ Richard Johnson

Richard Johnson


Richard Johnson, vice president of Columbia Management Company, Inc., joined the firm in 1994 and serves as portfolio manager of the fund. He has managed various funds for Columbia Management since 1995. The company is an affiliate of Columbia Management Group, which comprises a number of well-known investment advisors including Columbia, Fleet Investment Advisors, Colonial Management Associates, Newport Pacific and Stein Roe & Farnham and the advisors to Columbia Funds and Galaxy Funds.



 Top 5 sectors as of 9/30/02 (%)

[line chart data]:

Health care                26.0
Consumer discretionary     24.7
Financials                 12.1
Industrials                11.8
Information technology     10.8

Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sectors in the future.


An investment in the fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

 Investment Portfolio

September 30, 2002


COMMON STOCKS - 90.6%              SHARES         VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 24.7%
AUTOMOBILES & COMPONENTS - 1.8%
AUTO PARTS & EQUIPMENT - 0.7%
Gentex Corp. (a)                   7,200      $ 195,624
                                           ------------

MOTORCYCLE MANUFACTURERS - 1.1%
Harley-Davidson, Inc.              7,200        334,440
                                           ------------

HOTELS, RESTAURANTS & LEISURE - 5.5%
HOTELS - 0.5%
Extended Stay America, Inc. (a)   11,300        143,510
                                           ------------

LEISURE FACILITIES - 1.8%
International Speedway
    Corp., Class A                13,900        552,247
                                           ------------

RESTAURANTS - 3.2%
Brinker International, Inc. (a)   24,200        626,780
Outback Steakhouse, Inc. (a)      11,400        313,272
                                           ------------
                                                940,052
                                           ------------

MEDIA - 9.0%
BROADCASTING & CABLE - 7.5%
Cox Radio, Inc., Class A (a)      35,000        915,600
Radio One, Inc., Class D (a)      35,000        577,150
Univision Communications,
   Inc., Class A (a)              10,400        237,120
Westwood One, Inc. (a)            13,300        475,475
                                           ------------
                                              2,205,345
                                           ------------

PUBLISHING & PRINTING - 1.5%
Belo Corp., Class A               20,000        437,600
                                           ------------

RETAILING - 8.4%
APPAREL RETAIL - 0.9%
Hot Topic, Inc. (a)               14,500        261,435
                                           ------------

COMPUTER & ELECTRONICS RETAIL - 1.1%
Electronics Boutique Holdings
   Corp. (a)                      11,900        326,655
                                           ------------

DEPARTMENT STORES - 1.0%
Kohl's Corp. (a)                   2,300        139,863
Nordstrom, Inc.                    8,500        152,490
                                           ------------
                                                292,353
                                           ------------

GENERAL MERCHANDISE STORES - 1.8%
Family Dollar Stores, Inc.        20,000        537,600
                                           ------------

SPECIALTY STORES - 3.6%
Bed Bath & Beyond, Inc. (a)       19,900        648,143
Tiffany & Co.                      5,700        122,151
Williams-Sonoma, Inc. (a)         12,200        288,286
                                           ------------
                                              1,058,580
                                           ------------



                                   SHARES         VALUE
--------------------------------------------------------------------------------
ENERGY - 5.2%
OIL & GAS DRILLING - 2.2%
Nabors Industries Ltd. (a)         4,300      $ 140,825
National-Oilwell, Inc. (a)         3,700         71,706
Noble Corp. (a)                    9,200        285,200
Patterson-UTI Energy, Inc. (a)     6,200        158,162
                                           ------------
                                                655,893
                                           ------------

OIL & GAS EXPLORATION & PRODUCTS - 3.0%
Apache Corp.                      15,000        891,750
                                           ------------

--------------------------------------------------------------------------------
FINANCIALS - 12.1%
DIVERSIFIED FINANCIAL SERVICES - 5.6%
Federated Investors
    Inc., Class B                 20,000        539,800
Investors Financial
    Services Corp.                20,000        541,400
Moody's Corp.                     12,000        582,000
                                           ------------
                                              1,663,200
                                           ------------

INSURANCE - 6.5%
INSURANCE BROKERS - 0.9%
Arthur J. Gallagher & Co.         10,600        261,290
                                           ------------

LIFE & HEALTH INSURANCE - 1.1%
StanCorp Financial Group, Inc.     5,900        312,110
                                           ------------

PROPERTY & CASUALTY INSURANCE - 3.4%
Ambac Financial Group, Inc.       15,000        808,350
MGIC Investment Corp.              4,800        195,984
                                           ------------
                                              1,004,334
                                           ------------

REINSURANCE - 1.1%
Everest Re Group Ltd.              6,200        340,132
                                           ------------

--------------------------------------------------------------------------------
HEALTH CARE - 26.0%
HEALTH CARE EQUIPMENT & SERVICES - 21.4%
HEALTH CARE DISTRIBUTORS & SERVICES - 6.5%
AdvancePCS (a)                    14,200        319,926
AmerisourceBergen Corp.           15,000      1,071,300
Laboratory Corp. of
   America Holdings (a)           10,000        337,800
McKesson Corp.                     7,000        198,310
                                           ------------
                                              1,927,336
                                           ------------

HEALTH CARE EQUIPMENT - 1.8%
Biomet, Inc.                      20,300        540,589
                                           ------------

HEALTH CARE FACILITIES - 7.0%
Community Health Systems,
    Inc. (a)                      10,100        268,963
DaVita, Inc. (a)                   7,500        177,000
HCA, Inc.                         19,700        937,917
Manor Care, Inc. (a)               7,800        175,344
Universal Health Services, Inc.,
   Class B (a)                     9,600        491,040
                                           ------------
                                              2,050,264
                                           ------------



See notes to investment portfolio.

September 30, 2002


COMMON STOCKS (CONTINUED)          SHARES         VALUE
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
MANAGED HEALTH CARE - 6.1%
Anthem, Inc. (a)                   7,900      $ 513,500
Caremark Rx, Inc. (a)             52,200        887,400
WellPoint Health Networks, Inc. (a) 5,600       410,480
                                           ------------
                                              1,811,380
                                           ------------

PHARMACEUTICALS & BIOTECHNOLOGY - 4.6%
BIOTECHNOLOGY - 1.5%
Gilead Sciences, Inc. (a)          8,800        295,064
MedImmune, Inc. (a)                6,600        138,072
                                           ------------
                                                433,136
                                           ------------

PHARMACEUTICALS - 3.1%
Andrx Corp. (a)                   12,800        283,520
Barr Laboratories, Inc. (a)        5,900        367,511
Teva Pharmaceutical Industries
   Ltd., ADR                       4,100        274,700
                                           ------------
                                                925,731
                                           ------------

--------------------------------------------------------------------------------
INDUSTRIALS - 11.8%
CAPITAL GOODS - 1.8%
TRADING COMPANIES & DISTRIBUTORS - 1.8%
Fastenal Co.                      16,600        524,228
                                           ------------

COMMERCIAL SERVICES & SUPPLIES - 9.0%
DATA PROCESSING SERVICES - 1.4%
The BISYS Group, Inc. (a)         25,600        427,776
                                           ------------

DIVERSIFIED COMMERCIAL SERVICES - 4.7%
Education Management Corp. (a)    20,000        885,400
Steiner Leisure Ltd. (a)           6,600         80,850
Weight Watchers International,
   Inc. (a)                        9,400        407,584
                                           ------------
                                              1,373,834
                                           ------------

EMPLOYMENT SERVICES - 2.9%
Corporate Executive
    Board Co. (a)                 21,400        610,970
Robert Half International,
    Inc. (a)                      16,500        261,855
                                           ------------
                                                872,825
                                           ------------

TRANSPORTATION - 1.0%
AIR FREIGHT & COURIERS - 1.0%
Expeditors International of
   Washington, Inc.               10,600        296,164
                                           ------------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 10.8%
SOFTWARE & SERVICES - 7.7%
APPLICATION SOFTWARE - 6.5%
Electronic Arts, Inc. (a)          9,400        620,024
Intuit, Inc. (a)                  20,000        910,600
Mercury Interactive Corp. (a)      9,100        156,156


                                   SHARES         VALUE
--------------------------------------------------------------------------------
APPLICATION SOFTWARE (CONTINUED)
Rational Software Corp. (a)       20,000       $ 86,400
Synopsys, Inc. (a)                 3,600        137,340
                                           ------------
                                              1,910,520
                                           ------------

INFORMATION TECHNOLOGY CONSULTING & SERVICES - 0.5%
SunGard Data Systems, Inc. (a)     7,400        143,930
                                           ------------

SYSTEMS SOFTWARE - 0.7%
VERITAS Software Corp. (a)        14,900        218,583
                                           ------------

TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Jabil Circuit, Inc. (a)            7,300        107,894
                                           ------------

SEMICONDUCTOR EQUIPMENT - 1.0%
ASML Holding N.V., Registered
   Shares (a)                     12,900         79,851
Marvell Technology Group Ltd. (a)  3,800         60,230
Novellus Systems, Inc. (a)         8,000        166,480
                                           ------------
                                                306,561
                                           ------------

SEMICONDUCTORS - 1.4%
Microchip Technology, Inc. (a)    20,000        409,000
                                           ------------

TELECOMMUNICATION EQUIPMENT - 0.3%
Polycom, Inc. (a)                 11,300         76,727
                                           ------------

TOTAL COMMON STOCKS
   (cost of $27,626,144)                     26,770,628
                                           ------------

SHORT-TERM OBLIGATION - 8.7%      PAR
--------------------------------------------------------------------------------
Repurchase agreement with SBC
Warburg Ltd., dated 09/30/02,
due 10/01/02 at 1.880%,
collateralized by U.S. Government
Agencies & Obligations with various
maturities to 08/15/27, market
value $2,635,166 (repurchase
proceeds $2,562,134)
   (cost of $2,562,000)       $2,562,000      2,562,000
                                           ------------

TOTAL INVESTMENTS - 99.3%
   (cost of $30,188,144)(b)                  29,332,628
                                           ------------

OTHER ASSETS & LIABILITIES, NET - 0.7%          219,650
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                        $ 29,552,278
                                           ============

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing.
(b) Cost for federal income tax purposes is $30,389,328.

           ACRONYM                 NAME
          ---------    -----------------------------
             ADR        American Depositary Receipt


See notes to financial statements.

 Statement of Assets and Liabilities


September 30, 2002

ASSETS:
Investments, at cost                       $ 30,188,144
                                           ------------
Investments, at value                      $ 29,332,628
Cash                                                366
Receivable for:
   Investments sold                             486,537
   Fund shares sold                               1,158
   Interest                                         134
   Dividends                                      3,538
Expense reimbursement due from Advisor           21,002
Deferred Trustees' compensation plan                457
                                           ------------
     Total Assets                            29,845,820
                                           ------------
LIABILITIES:
Payable for:
   Investments purchased                        154,809
   Fund shares repurchased                       22,586
   Management fee                                22,766
   Administration fee                             4,558
   Transfer agent fee                            37,961
   Pricing and bookkeeping fees                   2,957
   Trustees' fee                                  2,217
   Audit fee                                     24,727
Deferred Trustees' fee                              457
Other liabilities                                20,504
                                           ------------
     Total Liabilities                          293,542
                                           ------------
NET ASSETS                                 $ 29,552,278
                                           ------------
COMPOSITION OF NET ASSETS:
Paid-in capital                            $ 43,021,248
Accumulated net investment loss                    (833)
Accumulated net realized loss               (12,612,621)
Net unrealized depreciation on investments     (855,516)
                                           ------------
NET ASSETS                                 $ 29,552,278
                                           ============



CLASS A:
Net assets                                 $  1,028,090
Shares outstanding                              131,966
                                           ------------
Net asset value per share                  $       7.79(a)
                                           ============
Maximum offering price per share
   ($7.79/0.9425)                          $       8.27(b)
                                           ============
CLASS B:
Net assets                                 $  3,426,213
Shares outstanding                              447,013
                                           ------------
Net asset value and offering price
        per share                          $       7.66(a)
                                           ============
CLASS C:
Net assets                                 $    280,244
Shares outstanding                               36,622
                                           ------------
Net asset value and offering price
        per share                          $       7.65(a)
                                           ============
CLASS S:
Net assets                                 $ 24,805,842
Shares outstanding                            3,171,886
                                           ------------
Net asset value, offering and redemption
   price per share                         $       7.82
                                           ============
CLASS Z:
Net assets                                 $     11,889
Shares outstanding                                1,522
                                           ------------
Net asset value, offering and redemption
   price per share                         $       7.81
                                           ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.


See notes to financial statements.

 Statement of Operations

For the Year Ended September 30, 2002

INVESTMENT INCOME:
Dividends                                      $ 74,905
Interest                                         37,194
                                           ------------
   Total Investment Income (net of
     foreign taxes withheld of $234)            112,099
                                           ------------
EXPENSES:
Management fee                                  272,636
Administration fee                               54,527
Distribution fee:
   Class A                                        1,183
   Class B                                       26,985
   Class C                                        2,662
Service fee:
   Class A                                        2,959
   Class B                                        8,995
   Class C                                          887
Pricing and bookkeeping fees                     16,511
Transfer agent fee                              144,859
Trustees' fee                                     8,244
Custody fee                                       6,814
Registration fee                                 66,873
Other expenses                                   48,291
                                           ------------
   Total Expenses                               662,426
Fees and expenses waived or
   reimbursed by Advisor                       (164,352)
Fees waived by Distributor - Class A             (1,183)
Custody earnings credit                            (226)
                                           ------------
   Net Expenses                                 496,665
                                           ------------
Net Investment Loss                            (384,566)
                                           ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments             (4,234,154)
Net change in unrealized
   appreciation/depreciation
   on investments                             3,171,566
                                           ------------
Net Loss                                     (1,062,588)
                                           ------------
Net Decrease in Net Assets from
   Operations                              $ (1,447,154)
                                           ============



See notes to financial statements.

 Statement of Changes in Net Assets


                                     YEAR ENDED
                                    SEPTEMBER 30,
INCREASE (DECREASE)           ------------------------
IN NET ASSETS:                   2002           2001
------------------------------------------------------
OPERATIONS:
Net investment loss            $ (384,566)  $ (470,138)
Net realized loss on
   investments                 (4,234,154)  (8,326,208)
Net change in unrealized
   appreciation/depreciation
   on investments               3,171,566  (23,457,934)
                               ----------  -----------
Net Decrease from
   Operations                  (1,447,154) (32,254,280)
                               ----------  -----------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains:
   Class A                             --      (14,598)
   Class B                             --      (39,451)
   Class C                             --       (5,018)
   Class S                             --   (2,675,205)
   Class Z                             --          (43)
In excess of net realized gains:
   Class A                             --          (78)
   Class B                             --         (210)
   Class C                             --          (27)
   Class S                             --      (14,237)
   Class Z                             --           --(a)
                               ----------  -----------
Total Distributions Declared
   to Shareholders                     --   (2,748,867)
                               ----------  -----------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                1,714,768    5,031,487
   Distributions reinvested            --       12,188
   Redemptions                 (1,214,692)  (4,216,570)
                               ----------  -----------
     Net Increase                 500,076      827,105
                               ----------  -----------
Class B:
   Subscriptions                2,814,950    3,753,456
   Distributions reinvested            --       37,116
   Redemptions                 (1,191,137)    (492,866)
                               ----------  -----------
     Net Increase               1,623,813    3,297,706
                               ----------  -----------
Class C:
   Subscriptions                  114,277      458,324
   Distributions reinvested            --        5,045
   Redemptions                   (111,508)     (37,835)
                               ----------  -----------
     Net Increase                   2,769      425,534
                               ----------  -----------

(a) Rounds to less than $1.



                                     YEAR ENDED
                                    SEPTEMBER 30,
INCREASE (DECREASE)           ------------------------
IN NET ASSETS:                   2002           2001
------------------------------------------------------
Class S:
   Subscriptions              $ 1,845,105  $10,364,021
   Distributions reinvested            --    2,556,858
   Redemptions                 (6,512,839) (15,106,305)
                               ----------  -----------
     Net Decrease              (4,667,734)  (2,185,426)
                               ----------  -----------
Class Z:
   Subscriptions                   14,005           --
   Distributions reinvested            --           43
                               ----------  -----------
     Net Increase                  14,005           43
                               ----------  -----------
Net Increase (Decrease) from
   Share Transactions          (2,527,071)   2,364,962
                               ----------  -----------
Total Decrease in Net Assets   (3,974,225) (32,638,185)
NET ASSETS:
Beginning of period            33,526,503   66,164,688
                               ----------  -----------
End of period (including
   accumulated net investment
   loss of $(833) and
   $(462), respectively)      $29,552,278  $33,526,503
                               ==========  ===========
CHANGES IN SHARES:
Class A:
   Subscriptions                  191,318      354,218
   Issued for distributions
     reinvested                        --          943
   Redemptions                   (144,169)    (279,948)
                               ----------  -----------
     Net Increase                  47,149       75,213
                               ----------  -----------
Class B:
   Subscriptions                  300,957      315,296
   Issued for distributions
     reinvested                        --        2,912
   Redemptions                   (134,639)     (49,076)
                               ----------  -----------
     Net Increase                 166,318      269,132
                               ----------  -----------
Class C:
   Subscriptions                   12,448       38,182
   Issued for distributions
     reinvested                        --          433
   Redemptions                    (12,798)      (3,485)
                               ----------  -----------
     Net Increase (Decrease)         (350)      35,130
                               ----------  -----------
Class S:
   Subscriptions                  201,275      770,318
   Issued for distributions
     reinvested                        --      197,899
   Redemptions                   (706,924)  (1,197,386)
                               ----------  -----------
     Net Decrease                (505,649)    (229,169)
                               ----------  -----------
Class Z:
   Subscriptions                    1,457           --
   Issued for distributions
     reinvested                        --            3
                               ----------  -----------
     Net Increase                   1,457            3
                               ----------  -----------



See notes to financial statements.

 Notes to Financial Statements

September 30, 2002



NOTE 1.  ACCOUNTING POLICIES


ORGANIZATION:
Liberty Midcap Growth Fund - Class A, Class B, Class C and Class Z and Stein Roe Midcap Growth Fund - Class S (collectively, the "Fund") is a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company, which is registered under the Investment Company Act of 1940, and is organized as a Massachusetts business trust. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class S and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class S and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class S and Class Z shares, as described in the Fund's prospectuses. The financial highlights for Class S shares are presented in a separate annual report.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the period by the service and distribution fees per share applicable to Class A, Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

OTHER:
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

NOTE 2.  FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, capital loss carryforwards, post-October losses, net operating losses and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended September 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

        Accumulated      Accumulated
      Net Investment    Net Realized        Paid-In
           Loss             Loss            Capital
         ---------        ---------       ----------
         $384,195          $1,541         $(385,736)



Net investment income, net realized loss and net assets were not affected by this reclassification.

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                         Unrealized
                        Depreciation*
                        -------------
                         $(1,056,700)


* The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

               Year of             Capital Loss
             Expiration           Carryforwards
            ------------         ----------------
                2009                  $ 927,932
                2010                  8,295,612
                                      ---------
                                     $9,223,544
                                      ---------


Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2002, for federal income tax purposes, post-October losses of $3,187,893 attributable to security transactions were deferred to October 1, 2002.


NOTE 3.  FEES AND COMPENSATION
PAID TO AFFILIATES





MANAGEMENT FEE:
Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of the Fund and receives a monthly fee as follows.

      Average Daily Net Assets    Annual Fee Rate
       ----------------------     ---------------
         First $500 million            0.75%
          Next $500 million            0.70%
          Next $500 million            0.65%
          Over $1.5 billion            0.60%




ADMINISTRATION FEE:
The Advisor also provides accounting and other services for a monthly fee as follows:

      Average Daily Net Assets    Annual Fee Rate
       ----------------------     ---------------
         First $500 million           0.150%
          Next $500 million           0.125%
          Next $500 million           0.100%
          Over $1.5 billion           0.075%




PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended September 30, 2002, the Fund has been advised that the Distributor had retained underwriting discounts of $3,484 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $56, $17,699 and $7 on Class A, Class B share and Class C redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires it to pay the Distributor a monthly service fee equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.75% and 0.75% annually of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. The Distributor has voluntarily agreed, until further notice, to waive the Class A distribution fee in its entirety.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
The Advisor has voluntarily agreed, until further notice, to waive fees and reimburse the Fund for certain expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25% annually of the Fund's average daily net assets.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.
The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $226 of custody fees were reduced by balance credits for the year ended September 30, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.


NOTE 4.  PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the year ended September 30, 2002, purchases and sales of investments, other than short-term and U.S. Government obligations, were $47,600,307 and $53,014,286, respectively.

Unrealized appreciation (depreciation) at September 30, 2002, based on cost of investments for federal income tax purposes, was:

Gross unrealized appreciation             $ 2,087,386
Gross unrealized depreciation              (3,144,086)
                                            ---------
  Net unrealized depreciation             $(1,056,700)
                                            ---------


OTHER:
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell futures contracts. The Fund will use these instruments to hedge against the effects of changes in the portfolio securities due to market conditions and not for trading purposes. The use of futures contracts involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of the market or stock price. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any give time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of September 30, 2002, the Fund did not have any open futures contracts.

NOTE 5. LINE OF CREDIT
The Trust participates in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The borrowings available to the Trust for the line of credit are $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to the Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by each Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire line of credit at any particular time. For the year ended September 30, 2002, the Fund had no borrowings under the agreement.

NOTE 6. SUBSEQUENT EVENT
The Board of Trustees of the Fund has approved a proposal to reorganize the Fund into Columbia Special Fund (the "Acquiring Fund"), subject to shareholder approval and the satisfaction of certain other conditions. Upon shareholder approval of the proposal, all of the assets and liabilities of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares.

At a special meeting of shareholders held on October 18, 2002, the shareholders of the Fund approved the reorganization. It is scheduled to take place on or around December 6, 2002.


 Financial Highlights

Selected data for a share outstanding throughout each period is as follows:

                                                                            YEAR ENDED SEPTEMBER 30,        PERIOD ENDED
                                                                            -----------------------         SEPTEMBER 30,
CLASS A SHARES                                                               2002             2001           2000 (a)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $  8.20          $ 16.84          $ 18.22
                                                                            ----------         --------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                         (0.11)           (0.13)           (0.01)
Net realized and unrealized gain (loss) on investments                          (0.30)           (7.83)            1.03
                                                                            ----------         --------         ------------
     Total from Investment Operations                                           (0.41)           (7.96)            1.02
                                                                            ----------         --------         ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                                            --            (0.68)           (2.40)
In excess of net realized gains                                                    --               --(c)            --
                                                                            ----------         --------         ------------
     Total Distributions Declared to Shareholders                                  --            (0.68)           (2.40)
                                                                            ----------         --------         ------------
NET ASSET VALUE, END OF PERIOD                                                $  7.79          $  8.20          $ 16.84
                                                                            ==========         ========         ============
Total return (d)(e)                                                             (5.00)%         (48.73)%           5.41%(f)
                                                                            ==========         ========         ============
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                                                     1.50%            1.50%            0.52%(h)
Net investment loss (g)                                                         (1.19)%          (1.18)%          (0.25)%(h)
Waiver/reimbursement                                                             0.55%            0.54%            0.10%(h)
Portfolio turnover rate                                                           138%             232%             242%
Net assets, end of period (000's)                                             $ 1,028          $   696           $  162

(a) Class A shares were initially offered on July 31, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                                            YEAR ENDED SEPTEMBER 30,        PERIOD ENDED
                                                                            -----------------------         SEPTEMBER 30,
CLASS B SHARES                                                               2002             2001           2000 (a)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $  8.14          $ 16.82          $ 18.22
                                                                            ----------         --------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                         (0.17)           (0.21)           (0.03)
Net realized and unrealized gain (loss) on investments                          (0.31)           (7.79)            1.03
                                                                            ----------         --------         ------------
     Total from Investment Operations                                           (0.48)           (8.00)            1.00
                                                                            ----------         --------         ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                                            --            (0.68)           (2.40)
In excess of net realized gains                                                    --               --(c)            --
                                                                            ----------         --------         ------------
     Total Distributions Declared to Shareholders                                  --            (0.68)           (2.40)
                                                                            ----------         --------         ------------
NET ASSET VALUE, END OF PERIOD                                                $  7.66          $  8.14          $ 16.82
                                                                            ==========         ========         ============
Total return (d)                                                                (5.90)%(e)      (49.04)%(e)        5.29%(f)
                                                                            ==========         ========         ============
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                                                     2.25%            2.25%            1.27%(h)
Net investment loss (g)                                                         (1.94)%          (1.93)%          (1.00)%(h)
Waiver/reimbursement                                                             0.45%            0.44%              --
Portfolio turnover rate                                                           138%             232%             242%
Net assets, end of period (000's)                                             $ 3,426          $ 2,285           $  195

(a) Class B shares were initially offered on July 31, 2000.  Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                                            YEAR ENDED SEPTEMBER 30,        PERIOD ENDED
                                                                            -----------------------         SEPTEMBER 30,
CLASS C SHARES                                                               2002             2001           2000 (a)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                          $  8.13          $ 16.81          $ 18.22
                                                                            ----------         --------        -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                         (0.17)           (0.21)           (0.02)
Net realized and unrealized gain (loss) on investments                          (0.31)           (7.79)            1.01
                                                                            ----------         --------        -------------
     Total from Investment Operations                                           (0.48)           (8.00)            0.99
                                                                            ----------         --------        -------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                                            --            (0.68)           (2.40)
In excess of net realized gains                                                    --               --(c)            --
                                                                            ----------         --------        -------------
     Total Distributions Declared to Shareholders                                  --            (0.68)           (2.40)
                                                                            ----------         --------        -------------
NET ASSET VALUE, END OF PERIOD                                                $  7.65           $ 8.13          $ 16.81
                                                                            ==========         ========        =============
Total return (d)                                                                (5.90)%(e)      (49.06)%(e)        5.23%(f)
                                                                            ==========         ========        =============
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                                                     2.25%            2.25%            1.27%(h)
Net investment loss (g)                                                         (1.94)%          (1.93)%          (1.00)%(h)
Waiver/reimbursement                                                             0.45%            0.44%              --
Portfolio turnover rate                                                           138%             232%             242%
Net assets, end of period (000's)                                              $  280           $  300           $   31

(a) Class C shares were initially offered on July 31, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                                            YEAR ENDED SEPTEMBER 30,        PERIOD ENDED
                                                                            -----------------------         SEPTEMBER 30,
CLASS Z SHARES                                                               2002             2001           2000 (a)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $  8.22          $ 16.84          $ 18.22
                                                                            ----------        ---------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                         (0.09)           (0.11)              --(c)
Net realized and unrealized gain (loss) on investments                          (0.32)           (7.83)            1.02
                                                                            ----------        ---------         ------------
     Total from Investment Operations                                           (0.41)           (7.94)            1.02
                                                                            ----------        ---------         ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                                            --            (0.68)           (2.40)
In excess of net realized gains                                                    --               --(c)            --
                                                                            ----------        ---------         ------------
     Total Distributions Declared to Shareholders                                  --            (0.68)           (2.40)
                                                                            ----------        ---------         ------------
NET ASSET VALUE, END OF PERIOD                                                $  7.81           $ 8.22          $ 16.84
                                                                            ==========        =========         ============
Total return (d)                                                                (4.99)%(e)      (48.60)%(e)        5.41%(f)
                                                                            ==========        =========         ============
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                                                     1.25%            1.25%            0.27%(h)
Net investment loss (g)                                                         (0.94)%          (0.93)%             --(h)(i)
Waiver/reimbursement                                                             0.45%            0.44%              --
Portfolio turnover rate                                                           138%             232%             242%
Net assets, end of period (000's)                                              $   12            $   1            $   1

(a) Class Z shares were initially offered on July 31, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized.
(i) Rounds to less than 0.01%.

 Report of Independent Accountants


TO THE TRUSTEES OF LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST AND
CLASS A, CLASS B, CLASS C AND CLASS Z SHAREHOLDERS OF LIBERTY MIDCAP GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class A, Class B, Class C and Class Z financial highlights present fairly, in all material respects, the financial position of Liberty Midcap Growth Fund (the "Fund") (a series of Liberty-Stein Roe Funds Investment Trust) at September 30, 2002, and the results of its operations, the changes in its net assets and the Class A, Class B, Class C and Class Z financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 6, the Fund's shareholders have approved the merger of the Fund with Columbia Special Fund, which is anticipated to be concluded by December 6, 2002.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 13, 2002

 UNAUDITED INFORMATION


RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On October 18, 2002, a Special Meeting of Shareholders of the Fund was held to conduct a vote for and against the approval of the following Item listed on the Proxy Statement for said Meeting. On August 2, 2002, the record date for the Meeting, the Fund had eligible NAV of shares outstanding of $30,449,236. The votes cast were as follows:

                                                      % of NAV
                                                      to Total        % of NAV
Proposal 1. The acquisition of the                   Outstanding      to Total
Fund by the Columbia Special Fund          NAV          NAV           NAV Voted
---------------------------------     ------------  ------------    ------------
For                                   $10,395,841          34.14%         90.06%
Against                                  $685,082           2.25%          5.93%
Abstain                                  $462,689           1.52%          4.01%

 TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of The Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


                                         Year first                                                   Number of
                                         elected or                                               portfolios in fund       Other
                           Position with  appointed   Principal occupation(s)                      complex overseen    directorships
Name, address and age      Liberty Funds  to office   during past five years                          by trustee           held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      1996     President of UAL Loyalty Services and Executive        103         None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      1996     Executive Vice President-Corporate Development         103         None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      2000     Private Investor since 1987 (formerly                  105         None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation [building products
Boston, MA 02111                                     manufacturer])

Salvatore Macera (age 71)      Trustee      2000     Private Investor since 1981 (formerly Executive        103         None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of Washington,      118*        None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September 2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980, Associate Editor, Journal
                                                     of Money Credit and Banking, since September
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters.

John J. Neuhauser (age 59)     Trustee      2000     Academic Vice President and Dean of Faculties          105    Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                  and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      2000     Business Consultant since 1999 (formerly              103          None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair Capital Partners    103    Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly          (business products and
One Financial Center                                 Chief Executive Officer and Chairman of the                services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank                          International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                            services) and MONY Group
                                                                                                                (life insurance)



                                         Year first                                                 Number of
                                         elected or                                              portfolios in fund        Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                        by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Anne-Lee Verville (age 57)     Trustee      2000     Author and speaker on educational systems needs  103  Chairman of the Board of
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education       Directors, Enesco Group, Inc.
One Financial Center                                 Industry from 1994 to 1997, and President,           (designer, importer and
Boston, MA 02111                                     Applications Solutions Division from 1991 to        distributor of giftware and
                                                     1994, IBM Corporation [global education and                collectibles)
                                                     global applications])


INTERESTED TRUSTEES

William E. Mayer** (age 62)    Trustee      2000     Managing Partner, Park Avenue Equity Partners   105  Lee Enterprises (print and
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999          online media), WR Hambrecht
One Financial Center                                 (formerly Founding Partner, Development Capital      + Co. (financial service
Boston, MA 02111 LLC                                 from November 1996 to February 1999;                 provider), First Health
                                                     Dean and Professor, College of Business and           (health care) and Systech
                                                     Management, University of Maryland from              Retail Systems (retail
                                                     October 1992 to November 1996)                    industry technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia             103            None
One Financial Center             and                 Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of the
                                                     advisor since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President
                                                     and Chief Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999; Director of the
                                                     advisor since September 2000; Trustee and Chairman
                                                     of the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating Officer
                                                     and Chief Compliance Officer, Putnam Mutual
                                                     Funds from December 1993 to March 1999)

*    In addition to serving as a disinterested trustee of The Liberty Funds, Mr.
     Nelson serves as a disinterested director of the Columbia Funds, which are advised by an affiliate of the Advisor, currently consisting of 15 funds.
**   Mr. Mayer is an "interested person" (as defined in the Investment Company
     Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht
     + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.


 OFFICERS AND TRANSFER AGENT


                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age     Liberty Funds to office   Principal occupation(s) during past five years
-------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President      2001      President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management                                 Officer and Chief Executive Officer of Columbia Management Group since 2001;
Group, Inc. 590 Madison                             President, Chief Executive Officer and Chief Investment Officer of Fleet
Avenue, 36th Floor                                  Investment Advisors Inc. since 2000 (formerly Managing Director and Head of
Mail Stop NY EH 30636A                              U.S. Equity, J.P. Morgan Investment Management from November 1996 to August
New York, NY 10022                                  2000) President of the Galaxy Funds since September 2002

Vicki L. Benjamin (age 41)   Chief        2001      Controller of the Liberty Funds and Liberty All-Star Funds since May 2002; Chief
One Financial Center      Accounting                Accounting Officer of the Liberty Funds and Liberty All-Star Funds since June
Boston, MA 02111          Officer and               2001; Controller and Chief Accounting Officer of Galaxy Funds since September
                          Controller                2002; Vice President of LFG since April 2001 (formerly Vice President,
                                                    Corporate Audit, State Street Bank and Trust Company from May 1998 to April
                                                    2001; Audit Manager from July 1994 to June 1997; Senior Audit Manager from July
                                                    1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)  Treasurer  2000      Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
                                                    (formerly One Financial Center Controller of the Liberty Funds and Liberty
                                                    All-Star Funds from February 1998 to October Boston, MA 02111 2000); Treasurer
                                                    of Stein Roe Funds since February 2001 (formerly Controller from May 2000 to
                                                    February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice
                                                    President of LFG since January 2001 (formerly Vice President from April 2000 to
                                                    January 2001; Vice President of Colonial Management Associates, Inc. from
                                                    February 1998 to October 2000; Senior Tax Manager; Coopers & Lybrand, LLP from
                                                    April 1996 to January 1998)

Jean S. Loewenberg (age 57)  Secretary    2002      Secretary of Liberty Funds and Liberty All-Star Funds since February 2002;
One Financial Center                                Senior Vice President and Group Senior Counsel, Fleet National Bank since
Boston, MA 02111                                    November 1996 and Assistant General Counsel since September 2002, Fleet
                                                    National Bank; Assistant Secretary of Galaxy Funds since September 2002




Important Information About This Report
The Transfer Agent for Liberty Midcap Growth Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Midcap Growth Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Annual Report:
Liberty Midcap Growth Fund

Liberty Midcap Growth Fund  ANNUAL REPORT, SEPTEMBER 30, 2002


[logo: LibertyFunds]
A Member of Columbia Management Group

(c) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621



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796-02/157L-0902  (11/02) 02/2436